Note 11 - Long-term Debt	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

11. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2021	June 30, 2022
A.	Term Loans:
	1.	Nerida Shipping Co.	9,975	9,075
	2.	Singleton Shipping Co. and Tatum Shipping Co.	37,600	36,000
	3.	Reddick Shipping Co. and Verandi Shipping Co.	-	-
	4.	Costamare. Inc.	30,188	6,946
	5.	Bastian Shipping Co. and Cadence Shipping Co.	98,000	90,400
	6.	Adele Shipping Co.	54,500	51,500
	7.	Costamare Inc.	123,990	118,210
	8.	Quentin Shipping Co. and Sander Shipping Co.	72,898	68,875
	9.	Costamare Inc.	24,554	-
	10.	Capetanissa Maritime Corporation et al.	56,500	35,101
	11.	Caravokyra Maritime Corporation et al.	54,400	14,915
	12.	Achilleas Maritime Corporation et al.	-	-
	13.	Kelsen Shipping Co.	4,050	2,025
	14.	Uriza Shipping S.A.	17,400	-
	15.	Berg Shipping Co.	11,660	11,100
	16.	Reddick Shipping Co. and Verandi Shipping Co.	14,900	12,500
	17.	Evantone Shipping Co. and Fortrose Shipping Co.	20,750	19,250
	18.	Ainsley Maritime Co. and Ambrose Maritime Co.	141,964	136,607
	19.	Hyde Maritime Co. and Skerrett Maritime Co.	138,519	132,865
	20.	Kemp Maritime Co.	70,350	67,300
	21.	Vernes Shipping Co.	12,650	-
	22.	Achilleas Maritime Corporation et al.	125,360	81,847
	23.	Novara et al.	63,833	70,418
	24.	Costamare Inc.	59,952	54,523
	25.	Costamare Inc.	80,228	76,463
	26.	Costamare Inc.	-	-
	27.	Costamare Inc.	79,348	25,925
	28.	Amoroto et al.	103,423	73,928
	29.	Costamare Inc.	-	-
	30.	Dattier Marine Corp et al.	43,480	30,115
	31.	Bernis Marine Corp. et al.	-	50,978
	32.	Costamare Inc.	-	55,254
	33.	Costamare Inc.	-	77,500
	34.	Adstone Marine Corp. et al.	-	10,800
	35.	Amoroto et al.	-	40,500
	36.	Benedict et al.	-	500,000
		Total Term Loans	$1,550,472	$1,960,920
B.	Other financing arrangements		803,589	701,389
C.	Unsecured Bond Loan		113,260	103,870
		Total long-term debt	$2,467,321	$2,766,179
		Less: Deferred financing costs	(25,238)	(26,038)
		Total long-term debt, net	2,442,083	2,740,141
		Less: Long-term debt current portion	(278,326)	(380,653)
		Add: Deferred financing costs, current portion	5,961	6,903
		Total long-term debt, non-current, net	$2,169,718	$2,366,391

A. Term Loans:

1. On August 1, 2017, Nerida Shipping Co. entered into a loan agreement with a bank for an amount of up to $17,625 for the purpose of financing general corporate purposes relating to Maersk Kowloon. On August 3, 2017 the Company drew the amount of $17,625. As of June 30, 2022, the outstanding balance of $9,075 is repayable in one final installment of $450, in July 2022 together with a balloon payment of $8,625.

2. On July 17, 2018, Tatum Shipping Co. and Singleton Shipping Co. entered into a loan agreement with a bank for an amount of up to $48,000, for the purpose of financing general corporate purposes relating to the vessels Megalopolis and Marathopolis. The facility has been drawn down in two tranches on July 20, 2018 and August 2, 2018. As of June 30, 2022, the outstanding balance of Tranche A of $18,000 is repayable in 13 equal quarterly installments of $400, from July 2022 to June 2025 and a balloon payment of $12,800 payable together with the last installment. As of June 30, 2022, the outstanding balance of Tranche B of $18,000 is repayable in 13 equal quarterly installments of $400, from August 2022 to July 2025 and a balloon payment of $12,800 payable together with the last installment.

3. On October 26, 2018, Reddick Shipping Co. and Verandi Shipping Co., entered into a loan agreement with a bank for an amount of up to $25,000, for the purpose of financing general corporate purposes relating to the vessels Maersk Kleven and Maersk Kotka. The facility has been drawn down in two tranches on October 30, 2018. On March 24, 2021, the then outstanding balance of $14,020 was fully repaid.

4. On November 27, 2018, the Company entered into a loan agreement with a bank for an amount of $55,000 in order to refinance previously held loans. The facility has been drawn down in two tranches. Tranche A of $28,000 was drawn down on November 30, 2018 and Tranche B (the revolving part of the loan) of $27,000 was drawn down on December 11, 2018. During the year ended December 31, 2019 and following the sale of the vessels MSC Pylos, Sierra II, Reunion and Namibia II, the Company prepaid in aggregate, the amount of $10,615. On November 11, 2020, the Company drew down the amount of $5,803 under the revolving part of the loan and provided the vessel Scorpius (ex. JPO Scorpius) as additional security. On June 23, 2022, following the agreement of the loan discussed in Note 11.A.36, the Company prepaid the amount of $21,242. As of June 30, 2022, the outstanding balance of Tranche A of $6,000 is repayable in six equal quarterly installments of $1,000, from August 2022 to November 2023. As of June 30, 2022, the outstanding balance of Tranche B of $946 is payable in November 2023. As of June 30, 2022, the vessel Sealand Michigan was classified as “Vessel held for sale” (Note 7) and the then outstanding amount of $6,946 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet.

5. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co., entered into a loan agreement with a bank for an amount of up to $136,000, for the purpose of financing the acquisition costs of MSC Ajaccio and MSC Amalfi (Note 12) and general corporate purposes relating to the two vessels. The facility was drawn down in two tranches on June 24, 2019. As of June 30, 2022, the aggregate outstanding balance of the two tranches of $90,400 is repayable in 20 variable quarterly installments, from September 2022 to June 2027 and a balloon payment per tranche of $14,400 payable together with the last installment.

6. On June 24, 2019, Adele Shipping Co. entered into a loan agreement with a bank for an amount of up to $68,000, for the purpose of financing the acquisition cost of MSC Azov (Note 12) and general corporate purposes relating to the vessel. The facility was drawn down on July 12, 2019. As of June 30, 2022, the outstanding balance of the loan of $51,500 is repayable in 17 equal quarterly installments of $1,500, from July 2022 to June 2026 and a balloon payment of $26,000 payable together with the last installment.

7. On June 28, 2019, the Company entered into a loan agreement with a bank for an amount of up to $150,000, in order to partially refinance two term loans. Vessels Value, Valence and Vantage were provided as security. The facility was drawn down in three tranches on July 15, 2019. As of June 30, 2022, the outstanding balance of each tranche of $39,403, is repayable in 13 equal quarterly installments of $963.3 from July 2022 to July 2025 and a balloon payment of $26,880, each payable together with the last installment.

8. On July 18, 2019, the Company entered into a loan agreement with a bank for an amount of up to $94,000, in order to partially refinance one term loan. Vessels Valor and Valiant were provided as security. The facility was drawn down in two tranches on July 24, 2019. As of June 30, 2022, the outstanding balance of each tranche of $34,437.5, is repayable in 13 equal quarterly installments of $1,005.7 from July 2022 to July 2025 and a balloon payment of $21,363.6 each payable together with the last installment.

9. On February 13, 2020, the Company entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Vulpecula, Volans, Virgo and Vela. On February 18, 2020, the Company drew down the amount of $30,000 in four tranches. On January 31, 2022, the then outstanding balance of $24,554 of the loan was fully repaid (Note 11.A.33).

10. On April 24, 2020, Capetanissa Maritime Corporation, Christos Maritime Corporation, Costis Maritime Corporation, Joyner Carriers S.A. and Rena Maritime Corporation, entered into a loan agreement with a bank for an amount of up to $70,000, in order to refinance two term loans. The facility was drawn down on May 6, 2020. On March 8, 2022, the Company prepaid $3,062, due to the sale of vessel Messini (Note 7), on the then outstanding balance. On June 28, 2022, following the agreement of the loan discussed in Note 11.A.36, the Company prepaid the amount of $13,964 of the loan. As of June 30, 2022, the outstanding balance of $35,101 is repayable in 12 equal quarterly installments from August 2022 to May 2025 and a balloon payment of $16,875 payable together with the last installment. As of June 30, 2022, the vessels York and Sealand Washington were classified as “Vessels held for sale” (Note 7) and the then aggregate outstanding amount of $17,891 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet.

11. On May 29, 2020, Caravokyra Maritime Corporation, Costachille Maritime Corporation, Kalamata Shipping Corporation, Marina Maritime Corporation, Navarino Maritime Corporation and Merten Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 4, 2020. On June 21, 2022, following the agreement of the loan discussed in Note 11.A.36, the Company prepaid the amount of $35,885 of the loan. As of June 30, 2022, the outstanding balance of $14,915 is repayable in 12 equal quarterly installments from September 2022 to June 2025 and a balloon payment of $8,555 payable together with the last installment. As of June 30, 2022, the vessel Maersk Kalamata was classified as “Vessel held for sale” (Note 7) and the then outstanding amount of $6,928 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet.

12. On June 11, 2020, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Flow Shipping Co., Idris Shipping Co., Leroy Shipping Co., Lindner Shipping Co., Miko Shipping Co., Spedding Shipping Co., Takoulis Maritime Corporation and Timpson Shipping Co., entered into a loan agreement with a bank for an amount of up to $70,000, in order to partly refinance one term loan. The facility was drawn down on June 17, 2020. On September 10, 2020 and September 16, 2020, the Company prepaid $1,450 and $4,878, respectively due to the sale of vessels Zagora and Singapore Express, on the then outstanding balance. On January 29, 2021 and May 21, 2021, the Company prepaid $4,861 and $1,012, respectively due to the sale of vessels Halifax Express and Prosper (Note 7), on the then outstanding balance. On June 4, 2021, the then outstanding balance of $50,105 of the loan was fully repaid.

13. On December 15, 2020, Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of $8,100, in order to partially refinance one term loan. The facility was drawn down on December 17, 2020. As of June 30, 2022, the outstanding balance of the loan of $2,025 is repayable in one final installment in December 2022.

14. On November 10, 2020, Uriza Shipping S.A. entered into a loan agreement with a bank for an amount of $20,000, in order to refinance one term loan. The facility was drawn down on November 12, 2020. On June 29, 2022, following the execution of the agreement of the loan discussed in Note 11.A.36, the Company fully prepaid the then outstanding balance of $16,100 of the loan.

15. On January 27, 2021, Berg Shipping Co. entered into a loan agreement with a bank for an amount of $12,500, in order to finance the acquisition cost of the vessel Neokastro. The facility was drawn down on January 29, 2021. As of June 30, 2022, the outstanding balance of the loan of $11,100 is repayable in 15 equal quarterly installments of $280, from July 2022 to January 2026 and a balloon payment of $6,900 payable together with the last installment.

16. On March 16, 2021, Reddick Shipping Co. and Verandi Shipping Co. entered into a loan agreement with a bank for an amount of $18,500, in order to refinance one term loan and for general corporate purposes. The facility was drawn down in two tranches on March 23, 2021. As of June 30, 2022, the outstanding balance of each tranche of $6,250 is repayable in five equal quarterly installments of $600, from September 2022 to September 2023 and a balloon payment of $3,250 each payable together with the last installment.

17. On March 18, 2021, Evantone Shipping Co. and Fortrose Shipping Co. entered into a loan agreement with a bank for an amount of $23,000 for the purpose of financing general corporate purposes. The facility was drawn down on March 23, 2021. As of June 30, 2022, the outstanding balance of the loan of $19,250 is repayable in 15 equal quarterly installments of $750, from September 2022 to March 2026 and a balloon payment of $8,000 payable together with the last installment.

18. On March 19, 2021, Ainsley Maritime Co. and Ambrose Maritime Co. entered into a loan agreement with a bank for an amount of $150,000, in order to refinance two term loans (Note 7) and for general corporate purposes. The facility was drawn down in two tranches on March 24, 2021. As of June 30, 2022, the outstanding balance of each tranche of $68,303.6 is repayable in 35 equal quarterly installments of $1,339.3, from September 2022 to March 2031 and a balloon payment of $21,428.6 each payable together with the last installment.

19. On March 24, 2021, Hyde Maritime Co. and Skerrett Maritime Co. entered into a loan agreement with a bank for an amount of $147,000, in order to refinance two term loans (Note 7) and for general corporate purposes. The facility was drawn down in two tranches on March 26, 2021. As of June 30, 2022, the outstanding balance of Tranche A of $66,432.7 is repayable in 25 equal quarterly installments of $1,413.5, from September 2022 to September 2028 and a balloon payment of $31,096.2 payable together with the last installment. As of June 30, 2022, the outstanding balance of Tranche B of $66,432.7 is repayable in 15 equal quarterly installments of $1,413.5, from September 2022 to March 2026 and a balloon payment of $45,230.8 payable together with the last installment.

20. On March 29, 2021, Kemp Maritime Co. entered into a loan agreement with a bank for an amount of $75,000, in order to refinance one term loan (Note 7) and for general corporate purposes. The facility was drawn down on March 30, 2021. As of June 30, 2022, the outstanding balance of the loan of $67,300 is repayable in 27 variable quarterly installments from September 2022 to March 2029 and a balloon payment of $28,600 payable together with the last installment.

21. On March 29, 2021, Vernes Shipping Co. entered into a loan agreement with a bank for an amount of $14,000, in order to finance the acquisition cost of the vessel Glen Canyon (Note 7). The facility was drawn down on March 31, 2021. On June 21, 2022, following the execution of the agreement of the loan discussed in Note 11.A.36, the Company fully prepaid the then outstanding balance of $12,200 of the loan.

22. On June 1, 2021, Achilleas Maritime Corporation, Angistri Corporation, Fanakos Maritime Corporation, Fastsailing Maritime Co., Lindner Shipping Co., Miko Shipping Co., Saval Shipping Co., Spedding Shipping Co., Tanera Shipping Co., Timpson Shipping Co. and Wester Shipping Co., entered into a loan agreement with a bank for an amount of up to $158,105, in order to partly refinance one term loan and to finance the acquisition cost of the vessels Porto Cheli, Porto Kagio and Porto Germeno. The facility was drawn down in four tranches. On June 4, 2021, the Refinancing tranche of $50,105 and Tranche C of $38,000 were drawn down, on June 7, 2021, Tranche A of $35,000 was drawn down and on June 24, 2021, Tranche B of $35,000 was drawn down. On August 12, 2021, the Company prepaid $7,395.1 due to the sale of vessel Venetiko (Note 7), on the then outstanding balance. On October 12, 2021 and October 25, 2021, the Company prepaid $6,531 and $6,136, respectively due to the sale of ZIM Shanghai and ZIM New York, on the then outstanding balance. As of June 30, 2022, the outstanding balance of Refinancing tranche of $23,847 is repayable in 16 equal quarterly installments of $1,391.5 payable from September 2022 to June 2026 and a balloon payment of $1,583, payable together with the last installment. As of June 30, 2022, the vessel Sealand Illinois was classified as “Vessel held for sale” (Note 7) and the then outstanding amount of $6,038.6 is included in the Current portion of long-term debt, net of deferred financing costs in the accompanying balance sheet. As of June 30, 2022, the outstanding balance of Tranche A of $29,000 is repayable in 16 equal quarterly installments of $1,500, from September 2022 to June 2026 and a balloon payment of $5,000 payable together with the last installment. As of June 30, 2022, the outstanding balance of Tranche B of $29,000 is repayable in 16 equal quarterly installments of $1,500, from September 2022 to June 2026 and a balloon payment of $5,000 payable together with the last installment. On February 1, 2022, the then outstanding balance of Tranche C of $34,730 was fully repaid (Note 11.A.33).

23. On June 7, 2021, Novara Shipping Co., Finney Shipping Co., Alford Shipping Co. and Nisbet Shipping Co. entered into a loan agreement with a bank for an amount of up to $79,000, in order to finance the acquisition cost of the vessels Androusa, Norfolk, Gialova and Dyros (Note 7). The first two tranches of the facility of $22,500 each, were drawn on June 10, 2021, the third tranche of $22,500 was drawn on August 25, 2021, while the fourth tranche of $11,500 was drawn on January 18, 2022. As of June 30, 2022, the aggregate outstanding balance $39,240 of the first two tranches, is repayable in 12 variable quarterly installments from September 2022 to June 2025 and a balloon payment of $24,120 in the aggregate, payable together with the last installment. As of June 30, 2022, the outstanding balance of the third tranche of $20,138, is repayable in 13 variable quarterly installments from August 2022 to August 2025 with a balloon payment of $10,980, payable together with the last installment. As of June 30, 2022, the outstanding balance of the fourth tranche of $11,040, is repayable in 15 variable quarterly installments from July 2022 to January 2026 with a balloon payment of $4,692, payable together with the last installment.

24. On July 8, 2021, the Company entered into a loan agreement with a bank for an amount of up to $62,500, in order to finance the acquisition cost of the vessels Pegasus, Eracle, Peace, Sauvan, Pride, Acuity, Comity and Athena. An aggregate amount of $49,236.3, was drawn during July 2021, an amount of $7,300 was drawn in August 2021 and an amount of $5,963.8 was drawn in October 2021, to finance the acquisition of the eight vessels. As of June 30, 2022, the aggregate outstanding balance of $54,523 is repayable in variable quarterly installments from July 2022 to October 2026 with an aggregate balloon payment of $17,684.5 that is payable together with the respective last installments.

25. On July 9, 2021, the Company entered into a loan agreement with a bank for an amount of up to $81,500, in order to finance the acquisition cost of the vessels Builder, Adventure, Manzanillo, Alliance, Seabird, Aeolian, Farmer and Greneta. Five tranches of the facility with aggregate amount of $44,620 were drawn during July 2021 to finance the acquisition of the first five vessels, one tranche amounting to $12,480 was drawn in August 2021 to finance the acquisition of the vessel Aeolian, one tranche amounting to $13,250 was drawn in October 2021 to finance the acquisition of the vessel Farmer and one tranche amounting to $13,250 was drawn in December 2021 to finance the acquisition of the vessel Greneta. As of June 30, 2022, the aggregate outstanding balance of $76,463 is repayable in variable quarterly installments from July 2022 to December 2026 with an aggregate balloon payment of $43,850 that is payable together with the respective last installments.

26. On July 12, 2021, the Company entered into a revolving facility agreement for an amount of up to $24,500, for the purpose of financing general and working capital purposes. The amount of $24,500 was drawn down on July 15, 2021. On November 1, 2021, the Company fully prepaid the outstanding balance of $24,500.

27. On July 16, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $120,000, in order to finance the acquisition cost of the vessels Bernis, Verity, Dawn, Discovery, Clara, Serena, Parity, Taibo, Thunder, Rose, Equity and Curacao. Three tranches of the facility with an aggregate amount of $34,200 were drawn during July 2021, to finance the acquisition of the first three vessels, three tranches of the facility with an aggregate amount of $28,050 were drawn during August 2021, to finance the acquisition of the subsequent three vessels, three tranches of the facility with an aggregate amount of $27,600 were drawn during September 2021, to finance the acquisition of the subsequent three vessels and three last tranches of the facility with an aggregate amount of $30,100 were drawn during October 2021, to finance the acquisition of the last three vessels. On December 21, 2021, the Company prepaid the amount of $38,844 regarding the tranches of vessels Clara, Rose, Thunder and Equity (Note 11.A.30). On January 7, 2022, the Company prepaid the amount of $51,885 regarding the tranches of vessels Bernis, Verity, Dawn, Discovery and Parity (Note 11.A.31). As of June 30, 2022, the aggregate outstanding balance of $25,925 is repayable in variable quarterly installments from July 2022 to October 2026 with an aggregate balloon payment of $12,570 that is payable together with the respective last installments.

28. On July 27, 2021, Amoroto Marine Corp., Bermeo Marine Corp., Bermondi Marine Corp., Briande Marine Corp., Camarat Marine Corp., Camino Marine Corp., Canadel Marine Corp., Cogolin Marine Corp., Fruiz Marine Corp., Gajano Marine Corp., Gatika Marine Corp., Guernica Marine Corp., Laredo Marine Corp., Onton Marine Corp. and Solidate Marine Corp. amongst others, entered into a hunting license facility agreement with a bank for an amount of up to $125,000, in order to finance the acquisition cost of the vessels Progress, Merida, Miner, Uruguay, Resource, Konstantinos, Cetus, Titan I, Bermondi, Orion, Merchia and Damon, as well as the acquisition of further vessels. Two tranches of the facility with an aggregate amount of $18,000 were drawn during August 2021 to finance the acquisition of the first two vessels, four tranches of the facility with an aggregate amount of $32,430 were drawn during September 2021 to finance the acquisition of the subsequent four vessels, one tranche of the facility with an aggregate amount of $7,347 were drawn during October 2021 to finance the acquisition of the vessel Cetus, three tranches of the facility with an aggregate amount of $33,645 were drawn during November 2021 to finance the acquisition of the subsequent three vessels, one tranche of the facility with an amount of $14,100 was drawn in December 2021 to finance the acquisition of the subsequent one vessel and one tranche of the facility with an amount of $13,374 was drawn in January 2022 to the finance the acquisition of the last vessel. On April 29, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. prepaid the aggregate amount $38,020 (Note 11.A.35). As of June 30, 2022, the aggregate outstanding balance of $73,928 is repayable in variable quarterly installments from July 2022 to January 2027 with an aggregate balloon payment of $41,926.2 that is payable together with the respective last installments.

29. On September 10, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $150,000 in order to finance part of the acquisition cost of dry bulk vessels. On April 19, 2022, the Company terminated the hunting license facility agreement.

30. On December 10, 2021, Dattier Marine Corp., Dramont Marine Corp., Gassin Marine Corp. and Merle Marine Corp. entered into a loan agreement with a bank for an amount of up to $43,500, in order to refinance the term loan of the vessels Equity, Thunder, Rose and Clara discussed in Note 11.A.27. The facility was drawn down on December 20, 2021. On May 11, 2022, the Dattier Marine Corp. prepaid the amount of $10,645, due to the sale of vessel Thunder (Note 7), on the then outstanding balance. As of June 30, 2022, the aggregate outstanding balance of $30,115 is repayable in variable quarterly installments from September 2022 to December 2026 with an aggregate balloon payment of $9,190 that is payable together with the respective last installments.

31. On December 24, 2021, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. entered into a loan agreement with a bank for an amount of up to $55,000, in order to refinance the term loan of the vessels Bernis, Verity, Dawn, Discovery and Parity discussed in Note 11.A.27. On January 5, 2022, Bernis Marine Corp., Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. drew down the aggregate amount of $52,525, in order to refinance one term loan discussed in Note 11.A.27. As of June 30, 2022, the aggregate outstanding balance of $50,978 is repayable in 19 equal quarterly installments of $1,547, from July 2022 to January 2027 and a balloon payment of $21,583 payable together with the last installment.

32. On December 28, 2021, the Company entered into a hunting license facility agreement with a bank for an amount of up to $100,000 in order to finance the acquisition cost of the secondhand dry bulk vessels Pythias, Hydrus, Phoenix, Oracle and Libra (Note 7) and of other dry bulk vessels that the Company has not identified to date. During January 2022, the Company drew down the aggregate amount of $56,700. As of June 30, 2022, the aggregate outstanding balance of $55,254 is repayable in variable quarterly installments, from July 2022 to January 2028 with an aggregate balloon payment of $26,807.5 that is payable together with the respective last installments.

33. On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance the term loan discussed in Note 11.A.9, Tranche C of the term loan discussed in Note 11.A.22 and for general corporate purposes. On January 31, 2022, the Company drew down the amount of $85,000. As of June 30, 2022, the outstanding balance of $77,500 is repayable in 15 variable quarterly installments, from July 2022 to January 2026 and a balloon payment of $19,000 payable together with the last installment.

34. On April 5, 2022, Adstone Marine Corp., Barlestone Marine Corp., Bilstone Marine Corp., Cromford Marine Corp., Featherstone Marine Corp., Hanslope Marine Corp., Kinsley Marine Corp., Nailstone Marine Corp., Oldstone Marine Corp., Ravenstone Marine Corp., Rocester Marine Corp., Shaekerstone Marine Corp., Silkstone Marine Corp., Snarestone Marine Corp. and Sweptstone Marine Corp. signed a hunting license loan agreement with a bank for an amount of up to $120,000, in order to partly finance the acquisition of the secondhand dry bulk vessel Norma (ex. Magda) (Note 7) and of other dry bulk vessels that the Company has not identified to date. On April 11, 2022, Adstone Marine Corp. drew down the amount of $10,800. As of June 30, 2022, the outstanding balance of $10,800 is repayable in 20 equal quarterly installments of $337.5, from July 2022 to April 2027 and a balloon payment of $4,050 payable together with the last installment. No drawdown had occurred for the remaining amount as of June 30, 2022.

35. On April 21, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. entered into a loan agreement with a bank for an amount of up to $40,500 in order to refinance the term loan of the vessels Merida, Bermondi, Titan I and Uruguay discussed in Note 11.A.28 and for general corporate purposes. On April 28, 2022, Amoroto Marine Corp., Bermondi Marine Corp., Camarat Marine Corp. and Cogolin Marine Corp. drew down the amount of $40,500. As of June 30, 2022, the aggregate outstanding balance of $40,500 is repayable in 16 variable quarterly installments, from July 2022 to April 2026 with an aggregate balloon payment of $10,940 that is payable together with the respective last installments.

36. On May 12, 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. signed a syndicated loan agreement for an amount of up to $500,000 in order to partly refinance the term loans discussed in Notes 11.A.4, 11.A.10, 11.A.11, to refinance the term loans discussed in Notes 11.A.14 and 11.A.21, to finance the acquisition cost of one vessel under a financing agreement discussed in Note 11.B.2, to finance the acquisition cost of the four vessels under the finance leases discussed in Note 12 and for general corporate purposes. During June 2022, Benedict Maritime Co., Caravokyra Maritime Corporation, Costachille Maritime Corporation, Navarino Maritime Corporation, Duval Shipping Co., Jodie Shipping Co., Kayley Shipping Co., Madelia Shipping Co., Marina Maritime Corporation, Percy Shipping Co., Plange Shipping Co., Rena Maritime Corporation, Rockwell Shipping Co., Simone Shipping Co., Vernes Shipping Co., Virna Shipping Co. and Uriza Shipping S.A. drew down the aggregate amount of $500,000. As of June 30, 2022, the aggregate outstanding balance of $500,000 is repayable in 20 variable quarterly installments, from September 2022 to June 2027 with an aggregate balloon payment of $89,523.8 that is payable together with the respective last installments.

The term loans discussed above bear interest at LIBOR (applicable to all loans discussed above except the loans discussed in Note 11.A.35 and Note 11.A.36) or Term Secured Overnight Financing Rate (“SOFR”) (applicable to the loan discussed in Note 11.A.35) or Daily Non-Cumulative Compounded SOFR (applicable to the loan discussed in Note 11.A.36), plus a spread and are secured by, inter alia, (a) first-priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, as to additional indebtedness and as to further mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses in the range of 100% to 125%, restrictions on dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend and may also require the Company to maintain minimum liquidity, minimum net worth, interest coverage and leverage ratios, as defined.

B. Other Financing Arrangements

1. In August 2018, the Company, through five wholly-owned subsidiaries, entered into five pre and post-delivery financing agreements with a financial institution for the five newbuild containerships (Note 7). The Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606, the advances paid for the vessels under construction are not derecognized and the amounts received are accounted for as financing arrangements. The financing arrangements bear fixed interest and the interest expense incurred for the year ended December 31, 2021 amounted to $465, in the aggregate, and is capitalized in “Vessels and advances, net” in the accompanying 2021 consolidated balance sheet. The total financial liability under these financing agreements is repayable in 121 monthly installments beginning upon vessel delivery date including the amount of purchase obligation at the end of the agreements. As of June 30, 2022 and following the delivery of the five newbuilds (Note 7), the aggregate outstanding amount of their financing arrangements is repayable in various installments from July 2022 to May 2031 including the amount of purchase obligation at the end of each financing agreement. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2022, the interest expense incurred amounted to $8,943, in aggregate, ($7,417 for the six-month period ended June 30, 2021) and is included in Interest and finance costs in the accompanying 2022 consolidated statement of income.

2. On November 12, 2018, the Company entered into a Share Purchase Agreement with York (the “York SPA”). As at that date, the Company assumed the financing arrangements that the five ship-owning companies had entered into for their vessels along with the obligation to pay the remaining part of the consideration under the provisions of the Share Purchase Agreement within the next 18 months from the date of the transaction. According to the financing arrangements, the Company is required to repurchase each underlying vessel at the end of the lease and as such it has assessed that under ASC 606 and ASC 840 the assumed financial liability is accounted for as a financing arrangement. The amount payable to York has been accounted for under ASC 480-Distinguishing liabilities from equity and has been measured under ASC 835-30- Imputation of interest in accordance with the interest method. On May 12, 2020, the outstanding amount of the Company’s obligation to York was fully repaid. On June 17, 2022, following the agreement of the loan discussed in Note 11.A.36, the Company prepaid the then outstanding amount of $77,435 under the York SPA in order to acquire the vessel Triton (Note 7). As at June 30, 2022, the aggregate outstanding amount of the four financing arrangements is repayable in various installments from August 2022 to October 2028 and a balloon payment for each of the four financing arrangements of $32,022, payable together with the last installment. The financing arrangements bear fixed interest and for the six-month period ended June 30, 2022, the interest expense incurred amounted to $8,587 ($9,597 for the six-month period ended June 30, 2021), in aggregate, and is included in Interest and finance costs in the accompanying consolidated statements of income.

As of June 30, 2022, the aggregate outstanding balance of the financing arrangements under (1) and (2) above was $701,389.

C. Unsecured Bond Loan (“Bond Loan”)

In May 2021, the Company, through its wholly owned subsidiary, Costamare Participations Plc (the “Issuer”), issued €100,000 of unsecured bonds to investors (the “Bond Loan”) and listed the bonds on the Athens Exchange. The Bond Loan will mature in May 2026 and carries a coupon of 2.70%, payable semiannually. The bond offering was completed on May 25, 2021. The trading of the Bonds on the Athens Exchange commenced on May 26, 2021. The net proceeds of the offering were used for the repayment of indebtedness, vessel acquisitions and working capital purposes.

The Bond Loan can be called in part (pro-rata) or in full by Costamare Participations Plc on any coupon payment date, after the second anniversary and until 6 months prior to maturity. If the Bond Loan is redeemed (in part or in full) on i) the 5th and/or 6th coupon payment date, bondholders will receive a premium of 1.5% on the nominal amount of the bond redeemed, ii) the 7th and/or 8th coupon payment date, bondholders will receive a premium of 0.5% on the nominal amount of the bond redeemed; no premium shall be paid for a redemption occurring on the 9th coupon payment date. In case there is a material change in the tax treatment of the Bond Loan for Costamare Participations Plc, then the Issuer has the right, at any time, to fully prepay the Bond Loan without paying any premium. The Issuer can exercise the early redemption right in part, one or more times, by pre-paying each time a nominal amount of bonds equal to at least €10,000, provided that the remaining nominal amount of the bonds after the early redemption is not lower than €50,000.

As of June 30, 2022, the outstanding balance of the bond amounted to $103,870. For the six-month period ended June 30, 2022, the interest expense incurred amounted to $1,469 ($321 for the six-month period ended June 30, 2021) and is included in Interest and finance costs in the accompanying consolidated statements of income.

The annual repayments under the Term Loans, Other Financing Arrangements and Unsecured bond after June 30, 2022, giving effect to the term loans discussed in Notes 11.A.4, 11.A.10, 11.A.11 and 11.A.22, are in the aggregate as follows:

Year ending December 31,	Amount
2022	$217,904
2023	323,929
2024	292,964
2025	470,744
2026	557,921
2027 and thereafter	902,717
Total	$2,766,179

The interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of interest rate swaps) as at December 31, 2021 and June 30, 2022, was in the range 1.82% - 4.80% and 2.66% - 4.78%, respectively. The weighted average interest rate of Costamare’s Term Loans and Other Financing Arrangements (inclusive of fixed rate Term Loans and the related cost of interest rate swaps) as at December 31, 2021 and June 30, 2022, was 3.3% and 3.6%, respectively.

Total interest expense incurred on long-term debt including the effect of the hedging interest rate swaps (discussed in Notes 17 and 19) and capitalized interest for the six-month periods ended June 30, 2021 and 2022, amounted to $31,858 and $44,597, respectively. Of the above amounts, $31,393 and $44,597, are included in Interest and finance costs in the accompanying consolidated statements of income for the six-month periods ended June 30, 2021 and 2022, respectively, whereas in 2021 an amount $465 was capitalized up to June 30, 2021.

D. Financing Costs

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2022	$25,716
Additions	5,825
Amortization and write-off	(5,616)
Transfers and other movements	113
Balance, June 30, 2022	$26,038
Less: Current portion of financing costs	(6,903)
Financing costs, non-current portion	$19,135

Financing costs represent legal fees and fees paid to the lenders for the conclusion of the Company’s financing. The amortization and write-off of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income (Note 17).